American Beacon Global Evolution Frontier Markets Income Fund

Supplement dated September 26, 2014
to the
Statement of Additional Information dated February 18, 2014

The information below supplements the Statement of Additional Information dated February 18, 2014, and is in addition to any other supplement(s):

In the "Disclosure of Portfolio Holdings" section, number 3 on page 20 is deleted and replaced with the following:

3.    a complete list of holdings for the Fund as of the end of each month on the Fund's website (www.americanbeaconfunds.com) approximately twenty days after the end of the month; and

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE